RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS [Abstract]
Remuneration of Directors and Key Management Personnel	The remuneration of directors and key management personnel is as follows:

	2022 $	2021 $	2020 $
Consulting fees	-	-	372,066
Management fees	714,346	1,808,250	305,158
Salaries and wages	75,000	78,751	-
Share-based compensation	-	231,016	295,786
	789,346	2,118,017	973,010